Identifiable Intangible Assets, net - Estimated Amortization (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Estimated amortization for five succeeding years
2020		$ 170,343
2021		160,666
2022		122,886
2023		116,665
2024		116,395
Thereafter		935,302
Subtotal finite-lived intangible assets		1,622,257
Internally developed software projects in process		41,955
Total finite-lived intangible assets	$ 2,118,073	1,664,212	$ 1,790,171
Intangibles with indefinite lives		164,428
Total intangible assets	$ 2,282,348	$ 1,828,640	$ 1,958,520